LIQUIDITY AND GOING CONCERN (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 3,690,287	$ 3,501,518	$ 1,655,903
Cash and cash equivalents	$ 1,280,911	$ 4,483,730		¥ 61,442	¥ 81,226